787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

December 29, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          Credit Suisse Opportunity Funds

Securities Act File No. 33-92982; Investment Company Act File No. 811-9054

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 38 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect changes to the principal investment strategies of Credit Suisse Floating Rate High Income Fund (formerly Credit Suisse High Income Fund) (the “Fund”), a series of the Trust, and to make certain other changes.

On or around February 28, 2012, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Joanne Doldo, Credit Suisse Asset Management, LLC
Rose F. DiMartino, Willkie Farr & Gallagher LLP

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